ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at June 30, 2023 and at December 31, 2022:

	June 30, 2023	December 31, 2022
Accounts payable related party (1)	$200,500	$709,727
Professional fees	315,502	393,085
Interest	181,548	134,581
Payroll taxes	15,941	40,182
Pension/401K	48,125	180,557
Other	1,546	990
Un-issued share liability, related party (2)	5,700	38,400
Un-issued share liability, consultant	380	960
Convertible note payable	2,000,000	2,165,000
Total	$2,769,242	$3,663,482

(1)	$71,000 to the CEO, $70,000 to the CFO and $54,500 and the CCO for two months of salary and expenses, there are also $5,000 owed to an affiliate. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO in salary and expenses.
(2)	There are currently 30,000 shares of Common Stock awarded but not issued to three Board Members in the first quarter of 2023. The total fair market value at the time of the award was $5,700

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Accounts payable related party (1)	$709,727	$531,000
Professional fees	393,085	375,371
Interest	134,581	85,685
Payroll taxes	40,182	32,010
Pension/401K	180,557	131,250
Other accounts payable	990	—
Un-issued shares related party	38,400	—
Un-issued shares	960	—
Convertible note payable	2,165,000	2,122,181
Total	$3,663,482	$3,277,497

(1)	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.